Accounts Receivable and Accounts Payable and Accrued Expenses (Tables) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.	12 Months Ended
Dec. 31, 2015
Schedule of accounts receivable

	December 31,	December 31,
	2015	2014
	(in thousands)
Oil and natural gas	$5,789	$9,116
Joint interest billings	1,514	11,116
Hedge settlements	3,956	3,141
Other	1,844	—
Allowance for doubtful accounts	(91)	(256)
Accounts receivable, net	$13,012	$23,117

Schedule of accounts payable and accrued expenses

	December 31,	December 31,
	2015	2014
	(in thousands)
Accounts payable	$1,827	$30,224
Accrued capital expenditures	11,700	59,675
Revenues payable	3,439	7,566
Other	3,019	3,830
Accounts payable and accrued expenses	$19,985	$101,295